Cover	Nov. 06, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 6, 2023 (the “Closing”), the registrant, Aeries Technology, Inc., a Cayman Islands exempted company (f/k/a Worldwide Webb Acquisition Corp., a Cayman Islands exempted company (“WWAC”)), consummated the previously announced transaction pursuant to that certain Business Combination Agreement, dated as of March 11, 2023, by and among WWAC, WWAC Amalgamation Sub Pte. Ltd., a Singapore private company limited by shares and a direct wholly owned subsidiary of WWAC, and AARK (defined below). This Amendment No. 2 to Current Report on Form 8-K/A (this “Amendment No. 2”) amends the Current Report on Form 8-K of the Company, filed on November 13, 2023 (the “Original Form 8-K”), as amended by Amendment No. 1 to the Original Form 8-K, filed on November 30, 2023, in which the Company reported, among other events, the consummation of the Business Combination (as defined in the Original Form 8-K). This Amendment No. 2 is being filed to update the Security Ownership of Certain Beneficial Owners and Management and to restate each of (i) the audited carve-out consolidated financial statements of Aark Singapore Pte. Ltd., a Singapore private company limited by shares, and subsidiaries (“AARK”) as of and for the years ended March 31, 2023 and March 31, 2022, (ii) the unaudited condensed carve-out consolidated financial statements of AARK, as of and for the three months ended June 30, 3023, (iii) unaudited condensed carve-out consolidated financial statements of AARK as of and for the six months ended September 30, 2023, (iv) the unaudited pro forma condensed combined financial information of ATI as of September 30, 2023 and for the six months ended September 30, 2023 and (v) the unaudited pro forma condensed combined financial information of the Company as of and for the six months ended June 30, 2023 (collectively, the “Relevant Periods”), which were reported in the Company’s initial registration statements on Form S-4 and S-4/A filed in connection with the Company’s initial business combination, as further described in the Current Report on Form 8-K filed by the Company on December 13, 2023. The financial information that has been previously filed or otherwise reported for the Relevant Periods is superseded by the information in this Amendment No. 2, incorporated herein under Item 9.01. This Amendment No. 2 does not amend any other item of the Original Form 8-K or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Form 8-K. The information previously reported in or filed with the Original Form 8-K is hereby incorporated by reference into this Form 8-K/A.
Document Period End Date	Nov. 06, 2023
Entity File Number	001-40920
Entity Registrant Name	Aeries Technology, Inc.
Entity Central Index Key	0001853044
Entity Tax Identification Number	98-1587626
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, Address Line Two	#08-13
Entity Address, Address Line Three	Paya Lebar Square
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	409051
City Area Code	(919)
Local Phone Number	228-6404
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	AERT
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AERTW
Security Exchange Name	NASDAQ